ENTITY-WIDE DISCLOSURE (Schedule of revenues based on products' category) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	[1]	$ 492,048	$ 454,271	$ 357,565
Capital Equipment [Member]
Segment Reporting Information [Line Items]
Revenues		412,089	394,212	319,239
Consumables And Service Revenues [Member]
Segment Reporting Information [Line Items]
Revenues		$ 79,959	$ 60,059	$ 38,326

[1]	Revenues are attributed to geographic areas based on the location of customer. No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.